N-2 - USD ($)	3 Months Ended									12 Months Ended
	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Cover [Abstract]
Entity Central Index Key										0001515940
Amendment Flag										false
Entity Inv Company Type										N-2
Document Type										N-CSR
Entity Registrant Name										KKR Income Opportunities Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Common Shareholder Transaction Expenses
Sales Load Paid By You	0%	(1)
Offering Expenses borne by the Fund	0%	(1)
Dividend Reinvestment Plan Fees (per open market purchase transaction fee)	$20.00	(2)
Dividend Reinvestment Plan Fees (per sale transaction fee)	$31.95	(2)

Sales Load [Percent]										0.00%
Dividend Reinvestment and Cash Purchase Fees										$ 31.95
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]										0.00%
Annual Expenses [Table Text Block]

	Percentage of Net Assets Attributable to Common Shares (Assumes Leverage is Used)(4)
Annual Expenses
Management Fee	1.70%	(3)
Interest Payments on Borrowed Funds	2.61%	(4)
Other Expenses	0.64%	(5)
Total Annual Expenses	4.95%
(1)In the event securities are sold to or through agents, underwriters or dealers, the related prospectus supplement will disclose the applicable sales load, the estimated amount of total offering expenses (which may include offering expenses borne by third parties on behalf of the Fund), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
(2)You will pay a fee of $20.00, which includes any applicable brokerage commissions, in connection with purchases by the DRIP Administrator of common shares on the open market. You will also pay a fee of $31.95 and any applicable brokerage commissions if you direct the DRIP Administrator to sell your common shares held in a dividend reinvestment account. See “Dividend Reinvestment Plan.”
(3)The Adviser will receive a monthly Management Fee at an annual rate of 1.10% of the average daily value of the Fund’s Managed Assets. Consequently, since the Fund has borrowings outstanding, the Management Fee as a percentage of net assets attributable to common shares is higher than if the Fund did not utilize leverage.
(4)Assumes the use of leverage through a credit facility and Mandatorily Redeemable Preferred Stock at an annual dividend rate equal to 3.81%. The Fund may use other forms of leverage, which may be subject to different interest rates. The interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates.
(5)The "Other Expenses” shown in the table above are based upon actual expenses of the Fund for the year ended October 31, 2023.

Management Fees [Percent]										1.70%
Interest Expenses on Borrowings [Percent]										2.61%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]										0.64%
Total Annual Expenses [Percent]										4.95%
Expense Example [Table Text Block]

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$50	$149	$248	$496
*The example should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the “Other expenses” set forth in the Total Annual Expenses table are fixed and that all dividends and distributions are reinvested at net asset value. Future actual expenses may be higher or lower than those shown in the table above. Moreover, the Fund’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the example.

Expense Example, Year 01										$ 50
Expense Example, Years 1 to 3										149
Expense Example, Years 1 to 5										248
Expense Example, Years 1 to 10										$ 496
Other Transaction Fees, Note [Text Block]										In the event securities are sold to or through agents, underwriters or dealers, the related prospectus supplement will disclose the applicable sales load, the estimated amount of total offering expenses (which may include offering expenses borne by third parties on behalf of the Fund), the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
Other Expenses, Note [Text Block]										The "Other Expenses” shown in the table above are based upon actual expenses of the Fund for the year ended October 31, 2023.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Credit Facility
Fiscal Year Ended	Total Amount Outstanding	Asset Coverage Per $1,000(1)
October 31, 2023	$155,362,318	$3,525
October 31, 2022	122,403,850	3,480
October 31, 2021	134,035,260	3,919
October 31, 2020	134,734,849	3,615
October 31, 2019	100,878,946	4,635
October 31, 2018	158,040,632	3,218
October 31, 2017	117,742,123	3,381
October 31, 2016	103,015,444	3,616
October 31, 2015	115,500,000	3,260
October 31, 2014	118,000,000	3,453

Series A Mandatorily Redeemable Preferred Shares
Fiscal Year Ended	Total Amount Outstanding	Asset Coverage Per Preferred Share(2)	Involuntary Liquidating Preference Per Unit	Average Market Value Per Unit(3)
October 31, 2023	$50,000,000	$67	$25	$25
October 31, 2022	50,000,000	62	25	25
October 31, 2021	50,000,000	71	25	25
October 31, 2020	50,000,000	66	25	25
October 31, 2019	50,000,000	77	25	25
(1)Asset covered per $1,000 of debt is calculated by subtracting the Fund’s liabilities and indebtedness not representing senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.
(2)Asset coverage ratio for a class of senior securities representing stock is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding, plus the aggregate of the involuntary liquidation preference of senior securities representing stock. With respect to the MRPS, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding MRPS (based on a per share liquidation preference of $25).
(3)The liquidation value per unit approximates the market value of the MRPS.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives
The Fund’s primary investment objective is to seek a high level of current income with a secondary objective of capital appreciation. There can be no assurance that the Fund will achieve its investment objectives or be able to structure its investment portfolio as anticipated.
Investment Strategies
The Fund seeks to achieve its investment objectives by employing a dynamic strategy of investing in a targeted portfolio of loans and fixed-income instruments of U.S. and non-U.S. issuers and implementing hedging strategies in order to seek to achieve attractive risk-adjusted returns.
Under normal market conditions, the Fund invests at least 80% of its Managed Assets in loans and fixed-income instruments or other instruments, including derivative instruments, with similar economic characteristics (the “80% Policy”). “Managed Assets” means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund’s accrued liabilities (other than liabilities representing borrowings for investment purposes). The Fund invests primarily in first- and second-lien secured loans, unsecured loans and high-yield corporate debt instruments of varying maturities. The Fund tactically and dynamically allocates its assets in varying types of credit instruments based on its analysis of the credit markets, which may result in the Fund’s portfolio becoming concentrated in a particular type of credit instrument (such as senior secured floating rate and fixed-rate loans (“Senior Loans”) or corporate bonds) and substantially less invested in other types of credit instruments. The instruments in which the Fund invests may be rated investment grade or below investment grade by a nationally recognized statistical rating organization (an “NRSRO”), or unrated. The Fund’s investments in below investment grade loans and fixed-income instruments are commonly referred to as “high-yield” or “junk” instruments and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. The Fund may invest in debt instruments of financially troubled companies (sometimes known as “stressed” or “distressed” securities). The Fund also may invest in common stocks and other equity securities, including preferred stocks. The Fund seeks to tactically and dynamically allocate capital across companies’ capital structures where the Adviser believes its due diligence process has identified compelling investment opportunities, including where the Adviser has identified issuer distress, event-driven misvaluations of securities or capital market inefficiencies.
The Fund may invest in any one or in any combination of fixed-rate and floating rate fixed-income instruments; listed and unlisted corporate debt obligations; convertible securities; collateralized debt obligations (“CDOs”), collateralized bond and collateralized loan obligations; bank obligations; U.S. government securities and debt issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia); preferred securities and trust preferred securities; structured securities; and when-issued securities and forward commitments. The Fund may engage in short sales for investment and risk management purposes. The Fund may also invest in securities of exchange-traded funds (“ETFs”) and closed-end funds to the extent permitted by law. The Adviser will periodically rebalance the Fund’s allocation of assets among different types of credit instruments based on absolute and relative value considerations and its analysis of the credit markets in order to seek to optimize the Fund’s allocation to credit instruments that the Adviser believes are positioned to contribute to the achievement of the Fund’s investment objectives under the market conditions existing at the time of investment.
The Adviser, a subsidiary of KKR & Co. Inc. (together with the Adviser and its other affiliates, “KKR”), utilizes KKR’s global network of resources, due diligence skills, intellectual capital and experience in investing to seek to achieve the
Fund’s investment objectives. The Adviser employs a fundamentally-driven investment philosophy which is based on deep credit underwriting and rigorous financial analysis. Because KKR has deep experience in credit and private equity underwriting, the Adviser’s investment approach is designed to incorporate valuable characteristics of both. The Adviser will seek to reallocate the portfolio of the Fund to opportunistically emphasize those investments, categories of investments and geographic exposures believed to be best suited to the current investment and interest rate environment and market outlook. The Fund invests globally in U.S. and non-U.S. issuers’ obligations, including those of emerging market issuers, and such obligations may be U.S. dollar denominated as well as non-U.S. dollar denominated.
In pursuing its investment objectives or for hedging purposes, the Fund may engage in short selling and may invest in various types of derivatives, including structured products, swaps, forward contracts, futures contracts and options. Derivative instruments will be counted toward the 80% Policy to the extent they have economic characteristics similar to the securities included within the 80% Policy. For purposes of the 80% Policy, the Fund values its derivative instruments based on their market value.
The Fund’s investment objectives and investment strategies are not fundamental, unless otherwise noted in the Fund’s SAI, and can be changed without the vote of the Fund’s shareholders by the board of trustees of the Fund (the “Board”).
The Adviser believes that changing investment and interest rate environments over time offer attractive investment opportunities in the markets for credit obligations, as well as varying degrees of investment risk. To both capitalize on attractive investments and effectively manage potential risk, the Adviser believes that the combination of a thorough and continuous credit analysis (including an analysis of an issuer’s ability to make loan or debt payments when due) and the ability to reallocate the portfolio of the Fund among different categories of investments at different points in the credit cycle (i.e., the cycle between overall positive economic environments and less positive economic environments for credit obligations) is critical to achieving higher risk-adjusted returns, including higher current income and/or capital appreciation, relative to other high-yielding investments. The Adviser will seek to reallocate the portfolio of the Fund to opportunistically emphasize those investments, geographies and categories of investments best suited to the current investment and interest rate environment and market outlook.
As part of its investment strategy, the Fund may sell short positions in investments that the Adviser believes will underperform, due to a greater sensitivity to earnings growth of the issuer, default risk and interest rates. The Fund may sell short certain securities, including, but not limited to, U.S. Treasuries, investment grade and high-yield corporate bonds, either for investment and/or hedging and/or financing purposes. The Adviser expects that most of its short investments will be in U.S. Treasuries and investment grade bonds. Because these securities have historically low upward volatility, this may serve to reduce the Fund’s risk of loss from short sales. Short positions in high-yield corporate bonds will have a fixed coupon and may have a longer duration and weighted average life than loan investments. The Adviser may engage in short sales on loans.
The Fund may also use credit default swaps to express a negative credit view on a loan or other investment. If the Fund purchases protection under a credit default swap and no credit event occurs on the reference obligation, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if a credit event occurs on the reference obligation, the Fund (if the buyer of protection) will receive the full notional value of the reference obligation through a cash payment in exchange for the reference obligation or alternatively, a cash payment representing the difference between the expected recovery rate and the full notional value.
During an expanding or normal economic cycle, the strategy of buying U.S. and foreign loans and fixed-income instruments that are rated below investment grade is designed to generate a consistent level of monthly income and capital appreciation. However, during general economy or market downturns, the “short” strategy of having sold borrowed securities that the Adviser believes could decline in price may help lessen the impact of a significant decline in the value of the Fund’s long holdings.
The Fund’s portfolio turnover rate may vary from year to year. The Fund generally expects, under normal market conditions, its portfolio turnover to be up to 100%. Because it is difficult to predict accurately portfolio turnover rates, actual turnover may be higher or lower. A high portfolio turnover rate increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. See “Risk Factors — Portfolio Turnover Risk.”

Effects of Leverage [Text Block]
Effects of Leverage
Assuming the utilization of leverage through a combination of borrowings and the issuance of preferred stock by the Fund in the aggregate amount of approximately 37.5% of the Fund’s Managed Assets, at a combined interest or payment rate of 5.2% payable on such leverage, the return generated by the Fund’s portfolio (net of estimated non-leverage expenses) must exceed 3.1% in order to cover such interest or payment rates and other expenses specifically related to leverage. These numbers are merely estimates used for illustration. Actual interest or payment rates on the leverage utilized by the Fund will vary frequently and may be significantly higher or lower than the rate estimated above.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio net of expenses) of -10%, -5%, 0%, 5% and 10%.
These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund.

Assumed Portfolio Total Return (net of expenses)	(10.0)%	(5.0)%	0.0%	5.0%	10.0%
Common Share Total Return	(19.1)%	(11.1)%	(3.1)%	4.9%	12.9%
Common Share Total Return is composed of two elements: the dividends on common shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying interest or other payments on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the interest it receives on its investments is entirely offset by losses in the value of those investments. Figures appearing in the table are hypothetical. Actual returns may be greater or less than those appearing in the table.

Effects of Leverage [Table Text Block]

Assumed Portfolio Total Return (net of expenses)	(10.0)%	(5.0)%	0.0%	5.0%	10.0%
Common Share Total Return	(19.1)%	(11.1)%	(3.1)%	4.9%	12.9%

Return at Minus Ten [Percent]										(19.10%)
Return at Minus Five [Percent]										(11.10%)
Return at Zero [Percent]										(3.10%)
Return at Plus Five [Percent]										4.90%
Return at Plus Ten [Percent]										12.90%
Effects of Leverage, Purpose [Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio net of expenses) of -10%, -5%, 0%, 5% and 10%.
These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund.

Share Price [Table Text Block]

Price Range of Common Shares

The following table sets forth, for the fiscal quarters indicated, the highest and lowest daily prices during the applicable quarter at the close of market on the NYSE per Common Share along with (i) the highest and lowest closing NAV and (ii) the highest and lowest premium or discount from NAV represented by such prices at the close of the market on the NYSE.

					Premium/(Discount)
	Market Price		NAV		to NAV
Quarter Ended	High	Low	High	Low	High	Low
October 31, 2023	$12.45	$11.19	$13.22	$12.62	(5.03)%	(12.24)%
July 31, 2023	$11.99	$10.81	$13.14	$12.43	(8.46)%	(13.17)%
April 30, 2023	$12.09	$10.36	$13.31	$12.07	(6.10)%	(14.59)%
January 31, 2023	$11.92	$10.89	$13.17	$12.18	(7.88)%	(12.60)%
October 31, 2022	$12.94	$10.65	$14.07	$12.23	(7.81)%	(14.04)%
July 31, 2022	$13.66	$11.50	$14.88	$12.89	(8.01)%	(13.42)%
April 30, 2022	$16.01	$13.58	$16.51	$14.96	(2.85)%	(11.39)%
January 31, 2022	$16.92	$15.62	$16.96	$16.42	0.95%	(5.62)%
October 31, 2021	$16.73	$16.18	$16.92	$16.62	(0.24)%	(4.20)%

Lowest Price or Bid	$ 11.19	$ 10.81	$ 10.36	$ 10.89	$ 10.65	$ 11.50	$ 13.58	$ 15.62	$ 16.18
Highest Price or Bid	12.45	11.99	12.09	11.92	12.94	13.66	16.01	16.92	16.73
Lowest Price or Bid, NAV	12.62	12.43	12.07	12.18	12.23	12.89	14.96	16.42	16.62
Highest Price or Bid, NAV	$ 13.22	$ 13.14	$ 13.31	$ 13.17	$ 14.07	$ 14.88	$ 16.51	$ 16.96	$ 16.92
Highest Price or Bid, Premium (Discount) to NAV [Percent]	(5.03%)	(8.46%)	(6.10%)	(7.88%)	(7.81%)	(8.01%)	(2.85%)	0.95%	(0.24%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	(12.24%)	(13.17%)	(14.59%)	(12.60%)	(14.04%)	(13.42%)	(11.39%)	(5.62%)	(4.20%)
Investment And Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk. An investment in the Fund involves a considerable amount of risk. Before making an investment decision, a prospective investor should (i) consider the suitability of this investment with respect to his or her investment objectives and personal situation and (ii) consider factors such as his or her personal net worth, income, age, risk tolerance and liquidity needs. The value of the loans and fixed-income instruments, short positions and other securities and derivative instruments owned by the Fund will fluctuate, sometimes rapidly and unpredictably, and such investment is subject to investment risk, including the possible loss of the entire principal amount invested. At any point in time, an investment in the Fund’s common shares could be worth less than the original amount invested, even after taking into account distributions paid by the Fund and the ability of the holders of the Fund’s common shares (“Common Shareholders”) to reinvest dividends. The Fund will also use leverage, which would magnify the Fund’s investment, market and certain other risks.
The Fund is materially affected by market, economic and political conditions and events, such as natural disasters, epidemics and pandemics, globally and in the jurisdictions and sectors in which it invests or operates, including factors affecting interest rates, the availability of credit, currency exchange rates and trade barriers. For example, COVID-19 adversely impacted, and any future outbreaks could adversely impact, the markets and economy in general, including the companies in which the Fund invests, and could harm Fund performance. Epidemics and pandemics have and may further result in, among other things, travel restrictions, closure of international borders, certain businesses and securities markets, restrictions on securities trading activities, quarantines, supply chain disruptions and reduced consumer demand, as well as general concern and uncertainty. Market, economic and political conditions and events are outside the Adviser’s control and could adversely affect the liquidity and value of the Fund’s investments and reduce the ability of the Fund to make attractive new investments.
Ongoing events in the subprime mortgage market and other areas of the fixed income markets have caused significant dislocations, illiquidity and volatility in the leveraged loan and bond markets, as well as in the wider global financial markets. To the extent portfolio companies and other issuers of the Fund’s portfolio investments participate in or have exposure to such markets, the results of their operations could be adversely affected. In addition, to the extent that such economic and market events and conditions reoccur, this would have a further adverse impact on the availability of credit to businesses generally. Global economic conditions could adversely impact the financial resources and credit quality of corporate and other borrowers in which the Fund invests and result in the inability of such borrowers to make principal and interest payments on, or refinance, outstanding debt when due. In the event of such defaults, the Fund could suffer a partial or total loss of their investment in such borrowers, which would, in turn, have an adverse effect on the Fund’s returns. Such economic and market events and conditions also could restrict the ability of the Fund to sell or liquidate investments at favorable times or for favorable prices (although such events and conditions would not necessarily foreclose the Fund’s ability to hold such investments until maturity). It is possible that the value of the Fund’s investments will not generate expected current proceeds or appreciate as anticipated and could suffer a loss. Trends and historical events do not imply, forecast or predict future events and past performance is not necessarily indicative of future results. There can be no assurance that the assumptions made or the beliefs and expectations currently held by the Adviser will prove correct, and actual events and circumstances can vary significantly.
The Fund will, from time to time, be subject to risk arising from a default by one of several large institutions that are dependent on one another to meet their liquidity or operational needs, so that a default by one institution could cause a series of defaults by the other institutions. This is sometimes referred to as “systemic risk” and could adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms and exchanges, with which the Fund interacts on a daily basis.

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount Risk. Common shares of closed-end investment companies like the Fund frequently trade at a discount from their NAV. Common shares of closed-end investment companies like the Fund have traded at prices higher than their NAV during some periods and have traded at prices lower than their NAV during other periods. The Fund cannot assure you that its common shares will trade at a price higher than or equal to NAV in the future. The Fund’s NAV will be reduced immediately following this offering by the sales load and the amount of offering expenses paid by the Fund. In addition to NAV, the market price of the Fund’s common shares may be affected by such factors as distribution levels and stability (which are in turn affected by expenses, regulation affecting the timing and character of Fund distributions and other factors), portfolio credit quality, liquidity, market supply and demand and similar other factors relating to the Fund’s portfolio holdings. The Fund’s market price may also be affected by general market, economic or political conditions. The common shares are designed primarily for long-term investors and should not be viewed as a vehicle for trading purposes. This risk may be greater for investors who sell their common shares in a relatively short period of time after completion of the initial offering. You should not purchase common shares of the Fund if you intend to sell them shortly after purchase.

Fixed-Income Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fixed-Income Instruments Risk. The Fund invests in loans and other types of fixed-income instruments and securities. Such investments are secured, partially secured or unsecured, can be unrated and, whether or not rated, can have speculative characteristics. The market price of the Fund’s investments changes in response to changes in interest rates and other factors. Generally, when interest rates rise, the values of fixed-income instruments fall and vice versa. In typical interest rate environments, the prices of longer-term fixed-income instruments generally fluctuate more than the prices of shorter-term fixed-income instruments as interest rates change. These risks are more pronounced in a rapidly changing interest rate environment. Most high yield investments pay a fixed rate of interest and are therefore vulnerable to inflation risk.
From time to time, the obligor of a fixed-income instrument will not be able or willing to pay interest or to repay principal when due in accordance with the terms of the associated agreement. An obligor’s willingness and ability to pay interest or to repay principal due in a timely manner will be affected by, among other factors, its cash flow. Commercial bank lenders could be able to contest payments to the holders of other debt obligations of the same obligor in the event of default under their commercial bank loan agreements.

Senior Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Loans Risk. Senior Loans hold the most senior position in the capital structure of a corporation, partnership or other business entity (a “Borrower”). Senior Loans in most circumstances are fully collateralized by assets of the borrower. Thus, they are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors and preferred or common stockholders. Substantial increases in interest rates could cause an increase in loan defaults as borrowers might lack resources to meet higher debt service requirements. The value of the Fund’s assets could also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or affecting borrowers generally. Moreover, the security for the Fund’s investments in secured debt might not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund might not have priority over other creditors as anticipated.
Senior Loans usually include restrictive covenants, which must be maintained by the borrower. The Fund will, from time to time, have an obligation with respect to certain senior secured term loan investments to make additional loans upon demand by the borrower. Such instruments, unlike certain bonds, usually do not have call protection. This means that such interests, although having a stated term, can be prepaid, often without penalty. The rate of such prepayments will be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a Senior Loan to be shorter than its stated maturity.
Senior Loans typically are secured by pledges of collateral from the borrower in the form of tangible and intangible assets. In some instances, the Fund invests in Senior Loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral could decline below the principal amount of the senior secured term loans subsequent to an investment by the Fund.
Senior Loans generally are not registered with the Securities and Exchange Commission (“SEC”), or any state securities commission and are not listed on any national securities exchange. There is less readily available or reliable information about most Senior Loans than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (the “Securities Act”), or registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). No active trading market exists for some Senior Loans, and some Senior Loans are subject to restrictions on resale. A secondary market could be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which could impair the Fund’s ability to realize full value and thus cause a material decline in the Fund’s NAV. In addition, at times, the Fund will not be able to readily dispose of its Senior Loans at prices that approximate those at which the Fund could sell such loans if they were more widely traded and, as a result of such illiquidity, the Fund will, from time to time, have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of Senior Loans, the Fund’s yield could be lower. See “Risk Factors — Below Investment Grade Instruments Risk.”
If legislation or government regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of Senior Loans for investment by the Fund will be adversely affected. In addition, such requirements or restrictions could reduce or eliminate sources of financing for certain Borrowers. This would increase the risk of default.

Credit Risk Contract [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk. The Fund’s debt investments are subject to the risk of non-payment of scheduled interest or principal by the borrowers with respect to such investments. Such non-payment would likely result in a reduction of income to the Fund and a reduction in the value of the debt investments experiencing non-payment.
The Fund will, from time to time, invest in investments that the Adviser believes are secured by specific collateral, the value of which exceeds the principal amount of the investments at the time of initial investment. There can be no assurance, though, that the liquidation of any such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments with respect to such investment or that such collateral could be readily liquidated. In addition, in the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment. Under certain circumstances, collateral securing an investment will be released without the consent of the Fund. The Fund, from time to time, also invests in high yield instruments and other unsecured investments, each of which involves a higher degree of risk than Senior Loans. The Fund’s right to payment and its security interest, if any, could be subordinated to the payment rights and security interests of more senior creditors. Certain of these investments will have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In this case, a portfolio company’s ability to repay the principal of an investment could be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
Companies in which the Fund invests could deteriorate as a result of, among other factors, an adverse development in their business, a change in the competitive environment or an economic downturn. As a result, companies that the Fund expected to be stable could operate, or expect to operate, at a loss or have significant variations in operating results, could require substantial additional capital to support their operations or maintain their competitive position or could otherwise have a weak financial condition or be experiencing financial distress.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk. The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks or other financial institutions (i.e., a credit facility), margin facilities, the issuance of preferred shares or notes and leverage attributable to reverse repurchase agreements, dollar rolls or similar transactions. The Fund will, from time to time, use leverage opportunistically and will choose to increase or decrease its leverage, or use different types or combinations of leveraging instruments, at any time based on the Fund’s assessment of market conditions and the investment environment.
The 1940 Act generally limits the extent to which the Fund is able to use borrowings, together with any other senior securities representing indebtedness, to 33 and 1/3% of the Fund’s Managed Assets at the time used.
The SEC rule related to the use of derivatives, reverse repurchase agreements and certain other transactions by registered investment companies requires the Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Fund satisfies a “limited derivatives users” exception. When the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio as discussed above or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a fund satisfies the limited derivatives users exception, but for funds subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the new rule regarding the use of securities lending collateral that may limit the Fund’s securities lending activities. In addition, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Fund to use derivatives and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business.
Use of leverage creates an opportunity for increased income and return for Common Shareholders but, at the same time, creates risks, including the likelihood of greater volatility in the NAV and market price of, and distributions on, the common shares. Increases and decreases in the value of the Fund’s portfolio will be magnified if the Fund uses leverage. In particular, leverage can magnify interest rate risk, which is the risk that the prices of portfolio securities will fall (or rise) if market interest rates for those types of securities rise (or fall). As a result, leverage can cause greater changes in the Fund’s NAV, which will be borne entirely by the Common Shareholders. There can be no assurance that the Fund will use leverage or that its leveraging strategy will be successful during any period in which it is employed. The Fund will, from time to time, be subject to investment restrictions of one or more NRSROs and/or credit facility lenders as a result of its use of financial leverage. These restrictions could impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or portfolio requirements will significantly impede the Adviser in managing the Fund’s portfolio in accordance with its investment objectives and policies. Nonetheless, if these covenants or guidelines are more restrictive than those imposed by the 1940 Act, the Fund will not be able to use as much leverage as it otherwise could have, which could reduce the Fund’s investment returns. In addition, the Fund expects that any notes it issues or credit facility it enters into would contain covenants that, among other things, impose geographic exposure limitations, credit quality minimums, liquidity minimums, concentration limitations and currency hedging requirements on the Fund. These covenants would also likely limit the Fund’s ability to pay distributions in certain circumstances, incur additional debt, change fundamental investment policies and engage in certain transactions, including mergers and consolidations. Such restrictions could cause the Adviser to make different investment decisions than if there were no such restrictions and could limit the ability of the Board and Common Shareholders to change fundamental investment policies.
The costs of a financial leverage program (including the costs of offering preferred shares and notes) will be borne entirely by Common Shareholders and consequently will result in a reduction of the NAV of the common shares. During periods in which the Fund is using leverage, the fees paid by the Fund for investment advisory services will be higher than if the Fund did not use leverage because the investment advisory fees paid will be calculated on the basis of the Fund’s Managed Assets, which includes proceeds from (and assets subject to) any credit facility, margin facility, any issuance of preferred shares or notes, any reverse repurchase agreements, dollar rolls or similar transactions. This will create a conflict of interest between the Adviser, on the one hand, and Common Shareholders, on the other hand. To seek to monitor this potential conflict, the Board intends to periodically review the Fund’s use of leverage, including its impact on Fund performance and on the Adviser’s fees.
The Fund can also offset derivative positions against one another or against other assets to manage the effective market exposure resulting from derivatives in its portfolio. In addition, to the extent that any offsetting positions do not behave in relation to one another as expected, the Fund could perform as if it were leveraged. The Fund’s use of leverage could create the opportunity for a higher return for Common Shareholders but would also result in special risks for Common Shareholders and can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, the return on the common shares will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, the return on the common shares will be less than if leverage had not been used. There is no assurance that a leveraging strategy will be successful.

Special Risk For Holders Of Subscription Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Special Risk for Holders of Subscription Rights. There is a risk that changes in market conditions may result in the underlying common shares purchasable upon exercise of the subscription rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the subscription rights. Investors who receive subscription rights may find that there is no market to sell rights they do not wish to exercise. If investors exercise only a portion of the rights, the number of common shares issued may be reduced, and the common shares or preferred shares may trade at less favorable prices than larger offerings for similar securities.

Potential Dilution In Rights Offerings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Dilution in Rights Offerings Risk. To the extent that the Fund engages in a rights offering, shareholders who do not exercise their subscription rights may, at the completion of such an offering, own a smaller proportional interest in the Fund than if they exercised their subscription rights. As a result of such an offering, a shareholder also may experience dilution in NAV per share if the subscription price per share is below the NAV per share on the expiration date. Specifically, if the subscription price per share is below the NAV per share of the Fund’s shares on the expiration date of the rights offering, there will be an immediate dilution of the aggregate NAV of the Fund’s shares. Such dilution is not currently determinable because it is not known what proportion of the shares will be purchased as a result of such rights offering. Any such dilution will disproportionately affect shareholders who do not exercise their subscription rights. This dilution could be substantial. The amount of any decrease in NAV is not predictable because it is not known at this time what the subscription price and NAV per share will be on the expiration date of the rights offering or what proportion of the shares will be purchased as a result of such rights offering.
There is also a risk that the Fund’s largest shareholders may increase their percentage ownership in and control of the Fund through the exercise of the primary subscription and any over-subscription privilege.

Subordinated And Unsecured Or Partially Secured Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subordinated and Unsecured or Partially Secured Loans Risk. The Fund will, from time to time, invest in unsecured loans and secured subordinated loans, including second and lower lien loans. Second lien loans are generally second in line in terms of repayment priority. A second lien loan could have a claim on the same collateral pool as the first lien or it could be secured by a separate set of assets. Second lien loans generally give investors priority over general unsecured creditors in the event of an asset sale. The priority of the collateral claims of third or lower lien loans ranks below holders of second lien loans and so on. Such junior loans are subject to the same general risks inherent to any loan investment, including credit risk, market and liquidity risk and interest rate risk. Due to their lower place in the borrower’s capital structure and possible unsecured or partially secured status, such loans involve a higher degree of overall risk than Senior Loans of the same borrower.

Mezzanine Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mezzanine Securities Risk. The Fund expects most of its mezzanine securities and other investments, if any, to be unsecured and made in companies whose capital structures have significant indebtedness ranking ahead of the investments, all or a significant portion of which could be secured. Although the securities and other investments could benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of the investments and could benefit from cross-default provisions and security over the portfolio company’s assets, some or all of such terms might not be part of particular investments. Mezzanine securities and other investments generally are subject to various risks including, without limitation: (i) a subsequent characterization of an investment as a “fraudulent conveyance;” (ii) the recovery as a “preference” of liens perfected or payments made on account of a debt in the 90 days before a bankruptcy filing; (iii) equitable subordination claims by other creditors; (iv)
so-called “lender liability” claims by the issuer of the obligations; and (v) environmental liabilities that arise with respect to collateral securing the obligations.

Below Investment Grade Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Below Investment Grade Instruments Risk. The Fund will, from time to time, invest in debt securities and instruments that are rated below investment grade by recognized rating agencies or will be unrated and face ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. Such securities and instruments are generally not exchange-traded and, as a result, trade in the over-the-counter (“OTC”) marketplace, which is less transparent than the exchange-traded marketplace. In addition, the Fund will, from time to time, invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. The Fund’s investments in high yield instruments expose it to a substantial degree of credit risk and interest rate risk. The market values of certain of these lower-rated and unrated debt investments could reflect individual corporate developments to a greater extent and tend to be more sensitive to economic conditions than those of higher-rated investments, which react primarily to fluctuations in the general level of interest rates. Companies that issue such securities are often highly leveraged and might not have available to them more traditional methods of financing. General economic recession or a major decline in the demand for products and services in which the borrower operates would likely have a materially adverse impact on the value of such securities and the ability of the issuers of such securities to repay principal and interest thereon, thereby increasing the incidence of default of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, could also decrease the value and liquidity of these high yield debt investments.

Stressed And Distressed Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Stressed and Distressed Investments Risk. The Fund will, from time to time, invest in securities and other obligations of companies that are in significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments could result in significant returns for the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is unusually high. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund could lose its entire investment, could be required to accept cash or securities with a value less than the Fund’s original investment and/or could be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring.

Short Selling Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Short Selling Risk. Short selling involves a number of risks. Short sales are transactions in which the Fund sells a security or other instrument that it does not own but can borrow in the market. If a security sold short increases in price, the Fund could have to cover its short position at a higher price than the short sale price, resulting in a loss. It is possible that the Fund will not be able to borrow a security that it needs to deliver, or it will not be able to close out a short position at an acceptable price and could have to sell related long positions earlier than it had expected. Thus, the Fund might not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons. Also, there is the risk that the counterparty to a short sale could fail to honor its contractual terms, causing a loss to the Fund.
Until the Fund replaces a security borrowed in connection with a short sale, it could be required to post cash or liquid assets with a broker. Generally, securities posted with a broker cannot be sold. The Fund’s ability to access the pledged collateral might also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with the terms of the contract. In such instances, the Fund will not be able to substitute or sell the pledged collateral and could experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. It is likely that the Fund could obtain only a limited recovery or could obtain no recovery in these circumstances.
Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. In addition, engaging in short selling could limit the Fund’s ability to fully benefit from increases in the fixed-income markets.
By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage would increase the Fund’s exposure to long securities positions and make any change in the Fund’s NAV greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that any leveraging strategy the Fund employs will be successful during any period in which it is employed. See “Risk Factors — Leverage Risk.”
In times of unusual or adverse market, economic, regulatory or political conditions, the Fund might not be able, fully or partially, to implement its short selling strategy.

Prepayment Risk1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk. Prepayment risk occurs when a debt investment held by the Fund can be repaid in whole or in part prior to its maturity. The amount of prepayable obligations in which the Fund invests from time to time will be affected by general business conditions, market interest rates, borrowers’ financial conditions and competitive conditions among lenders. In a period of declining interest rates, borrowers are more likely to prepay investments more quickly than anticipated, reducing the yield to maturity and the average life of the relevant investment. Moreover, when the Fund reinvests the proceeds of a prepayment in these circumstances, it will likely receive a rate of interest that is lower than the rate on the security that was prepaid. To the extent that the Fund purchases the relevant investment at a premium, prepayments could result in a loss to the extent of the premium paid. If the Fund buys such investments at a discount, both scheduled payments and unscheduled prepayments will increase current and total returns and unscheduled prepayments will also accelerate the recognition of income which could be taxable as ordinary income to Common Shareholders. In a period of rising interest rates, prepayments of investments could occur at a slower than expected rate, creating maturity extension risk. This particular risk could effectively change an investment that was considered short- or intermediate-term at the time of purchase into a longer-term investment. Because the value of longer-term investments generally fluctuates more widely in response to changes in interest rates than shorter-term investments, maturity extension risk could increase the volatility of the Fund. When interest rates decline, the value of an investment with prepayment features might not increase as much as that of other fixed-income instruments, and, as noted above, changes in market rates of interest could accelerate or delay prepayments and thus affect maturities.

Credit Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Derivatives Risk. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Adviser is incorrect in its forecasts of default risks, liquidity risk, counterparty risk, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Adviser is correct in its forecasts, there is a risk that a credit derivative position will correlate imperfectly with the price of the asset or liability being protected. The Fund’s risk of loss in a credit derivative transaction varies with the form of the transaction. For example, if the Fund sells protection under a credit default swap, it would collect periodic fees from the buyer and would profit if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the Fund would be required to pay an agreed upon amount to the buyer (which could be the entire notional amount of the swap) if the reference entity defaults on the reference security. Credit default swap agreements involve greater risks than if the Fund invested in the reference obligation directly.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk. The Fund’s derivative investments have risks, similar to its underlying asset and may have additional risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments will be greater than the gain in the value of the underlying asset, rate or index in the Fund’s portfolio; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; illiquidity of the derivative investments; risks arising from margin and settlement obligations; and risks arising from mispricing or valuation complexity.
If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund could experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain derivatives may give rise to a form of leverage, which magnifies the potential for gain and the risk of loss.
The counterparty risk for cleared derivative transactions is generally lower than for uncleared OTC derivatives because generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. Exchange trading will generally increase market transparency and liquidity but could cause the Fund to incur increased expenses. In addition, depending on the size of the Fund and other factors, the margin required under the rules of a clearing house and by a clearing member could be in excess of the collateral required to be posted by the Fund to support its obligations under a similar OTC derivative transaction. However, the U.S. Commodity Futures Trading Commission (“CFTC”) and other applicable regulators have adopted rules imposing certain margin requirements, including minimums, on uncleared OTC derivative transactions which could result in the Fund and its counterparties posting higher margin amounts for uncleared OTC derivative transactions.
Certain of the derivative investments in which the Fund invests will, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Adviser to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which could result in lost opportunities for gain.
OTC derivatives generally are more difficult to purchase, sell or value than other investments. Although both OTC and exchange-traded derivatives markets can experience a lack of liquidity, OTC non-standardized derivative transactions are generally less liquid than exchange-traded instruments. The illiquidity of the derivatives markets can be due to various factors, including congestion, disorderly markets, limitations on deliverable supplies, the participation of speculators, government regulation and intervention, and technical and operational or system failures. In addition, the liquidity of a secondary market in an exchange-traded derivative contract could be adversely affected by “daily price fluctuation limits” established by the exchanges which limit the amount of fluctuation in an exchange-traded contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices have in the past moved beyond the daily limit on a number of consecutive trading days. If it is not possible to close an open derivative position entered into by the Fund, the Fund would continue to be required to make cash payments of variation (or mark-to-market) margin in the event of adverse price movements. In such a situation, if the Fund has insufficient cash, it could have to sell portfolio securities to meet settlement obligations and variation margin requirements at a time when it is disadvantageous to do so. The absence of liquidity generally would also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivatives transactions positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. OTC derivatives that are not cleared are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty could be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund might not receive the net amount of payments that it is contractually entitled to receive). In addition, the use of certain derivatives could cause the Fund to realize higher amounts of income or short-term capital gains (generally taxed at ordinary income tax rates).
Derivatives transactions also are subject to operational risk, including from documentation issues, settlement issues, system failures, inadequate controls, and human error, and legal risk, including risk of insufficient documentation, insufficient capacity or authority of a counterparty, or legality or enforceability of a contract.
The derivatives markets have become subject to comprehensive statutes, regulations and margin requirements. In particular, in the United States the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) regulates the OTC derivatives market by, among other things, requiring many derivative transactions to be cleared and traded on an exchange, expanding entity registration requirements, imposing business conduct requirements on dealers and requiring banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Rulemaking proposed or implemented under the Dodd-Frank Act could potentially limit or completely restrict the ability of the Fund to use these instruments as a part of its investment strategy, increase the costs of using these instruments or make them less effective. Limits or restrictions applicable to the counterparties with which the Fund engages in derivative transactions could also prevent the Fund from using these instruments or affect the pricing or other factors relating to these instruments, or could change availability of certain investments.
Regulation of the derivatives market presents additional risks to the Fund and may limit the ability of the Fund to use, and the availability or performance of such instruments. For instance, under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest heavily in derivatives may be deemed limited derivatives users and would not be subject to the full requirements of Rule 18f-4. Rule 18f-4 could limit the Fund’s ability to engage in certain derivatives and other transactions and/or increase the costs of the Fund’s investments and cost of doing business.
The Fund’s investments in regulated derivatives instruments, such as swaps, futures and options, will be subject to maximum position limits established by the CFTC and U.S. and foreign futures exchanges. Under the exchange rules all accounts owned or managed by advisers, such as the Adviser, their principals and affiliates would be combined for position limit purposes. In order to comply with the position limits established by the CFTC and the relevant exchanges, the Adviser could in the future reduce the size of positions that would otherwise be taken for the Fund or not trade in certain markets on behalf of the Fund in order to avoid exceeding such limits. A violation of position limits by the Adviser could lead to regulatory action resulting in mandatory liquidation of certain positions held by the Adviser on behalf of the Fund. There can be no assurance that the Adviser will liquidate positions held on behalf of all the Adviser’s accounts in a proportionate manner or at favorable prices, which could result in substantial losses to the Fund. Such policies could affect the nature and extent of derivatives use by the Fund.

Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Risk — Regulation as a Commodity Pool. The Adviser has claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Fund pursuant to Regulation 4.5 promulgated by the CFTC under the Commodity Exchange Act (the “CEA”). The Adviser will be limited in its ability to use futures or options on futures or engage in swaps transactions on behalf of the Fund as a result of claiming the exclusion. In the event the Adviser fails to qualify for the exclusion and is required to register as a “commodity pool operator,” the Adviser will become subject to additional disclosure, recordkeeping and reporting requirements with respect to the Fund, which may increase the Fund’s expenses.

Fund’s Clearing Broker And Central Clearing Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks related to the Fund’s Clearing Broker and Central Clearing Counterparty. The CEA and CFTC regulations require swaps and futures clearing brokers registered as “futures commission merchants” to segregate from the broker’s proprietary assets all funds and other property received from customers with respect to any orders for the purchase or sale of U.S. domestic futures contracts, options on futures contracts and cleared swaps. Similarly, the CEA requires each futures commission merchant to hold in a separate secure account all funds and other property received from customers with respect to any orders for the purchase or sale of foreign futures contracts and segregate any such funds from the funds received with respect to domestic futures contracts. However, all funds and other property received by a clearing broker from its customers are held by the clearing broker on a commingled basis in an omnibus account and may be accessed by the clearing broker, which may also invest any such funds in certain instruments permitted under the applicable regulation. There is a risk that assets deposited by the Fund with any swaps or futures clearing broker as margin for futures contracts or cleared swaps may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing broker. In addition, the assets of the Fund might not be fully protected in the event of the Fund’s clearing broker’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s combined domestic customer accounts.
Similarly, the CEA and CFTC regulations require a clearing organization approved by the CFTC as a derivatives clearing organization to segregate all funds and other property received from a clearing member’s customers in connection with domestic futures, swaps and options contracts from any funds or other property held at the clearing organization to support the clearing member’s proprietary trading. Nevertheless, with respect to futures and options contracts, a clearing organization may use assets of a non-defaulting customer held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. As a result, in the event of a default of the clearing broker’s other clients or the clearing broker’s failure to extend its own funds in connection with any such default, the Fund may not be able to recover the full amount of assets deposited by the clearing broker on behalf of the Fund with the clearing organization.

Structured Products Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Products Risk. The Fund will invest cash flows in collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”) and credit-linked notes (collectively, “Structured Products”). Holders of Structured Products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk.
Structured Products are subject to the normal interest rate, default and other risks associated with fixed-income securities and asset-backed securities. Additionally, the risks of an investment in a Structured Product depend largely on the type of the collateral securities and the class of the Structured Product or other asset-backed security in which the Fund invests. The Fund generally has the right to receive payments only from the Structured Product, and generally does not have direct rights against the issuer or the entity that sold the underlying collateral assets. Such collateral could be insufficient to meet payment obligations and the quality of the collateral might decline in value or default. Also, the class of the Structured Product could be subordinate to other classes, values could be volatile, and disputes with the issuer could produce unexpected investment results. While certain Structured Products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in Structured Products generally pay their share of the Structured Product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying Structured Products will rise or fall, these prices (and, therefore, the prices of Structured Products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a Structured Product uses shorter-term financing to purchase longer term securities, the issuer could be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which could adversely affect the value of the Structured Products owned by the Fund.
Structured Products issue classes or “tranches” that offer various maturity, risk and yield characteristics. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. If there are defaults or the Structured Product’s collateral otherwise underperforms, scheduled payments to more senior tranches take precedence over those of subordinate tranches. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the collateral and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a Structured Product typically has higher ratings and lower yields than its underlying securities and could be investment grade. Despite the protection from the subordinate tranches, more senior tranches of structured products can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults as well as investor aversion to Structured Product securities as a class.
In addition to the general risks associated with debt securities discussed herein, Structured Products carry additional risks, including, but not limited to the risk that: (i) distributions from collateral securities might not be adequate to make interest or other payments; (ii) the collateral could default or decline in value or be downgraded, if rated by a NRSRO; (iii) the Fund is likely to invest in tranches of Structured Products that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) there will be no readily available secondary market for Structured Products; (vii) technical defaults, such as coverage test failures, could result in forced liquidation of the collateral pool; and (viii) the Structured Product’s manager could perform poorly.
Typically, Structured Products are privately offered and sold, and thus, are not registered under the securities laws and can be thinly traded or have a limited trading market. As a result, investments in Structured Products could be characterized as illiquid investments and could have limited independent pricing transparency. However, an active dealer market could exist for Structured Products that qualify under the Rule 144A “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers, and such Structured Products could be characterized by the Fund as liquid investments.

Asset-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed Securities Risk. The price paid by the Fund for asset-backed securities, including CLOs, the yield the Fund expects to receive from such securities and the average life of such securities are based on a number of factors, including the anticipated rate of prepayment of the underlying assets. The value of these securities could be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments could depend on the ability of the Adviser to forecast interest rates and other economic factors correctly. These securities could have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile.

Mortgage-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Mortgage-Backed Securities Risk. In addition to the risks associated with other asset-backed securities as described above, mortgage-backed securities are subject to the general risks associated with investing in real estate securities;
that is, they could lose value if the value of the underlying real estate to which a pool of mortgages relates declines. In addition, mortgage-backed securities comprised of subprime mortgages and investments in other asset-backed securities collateralized by subprime loans could be subject to a higher degree of credit risk and valuation risk. Additionally, such securities could be subject to a higher degree of liquidity risk, because the liquidity of such investments could vary dramatically over time.
Mortgage-backed securities can be issued by governments or their agencies and instrumentalities, such as, in the United States, Ginnie Mae, Fannie Mae and Freddie Mac. They can also be issued by private issuers but represent an interest in or are collateralized by pass-through securities issued or guaranteed by a government or one of its agencies or instrumentalities. In addition, mortgage-backed securities can be issued by private issuers and be collateralized by securities without a government guarantee. Such securities usually have some form of private credit enhancement.
Pools created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Notwithstanding that such pools could be supported by various forms of private insurance or guarantees, there can be no assurance that the private insurers or guarantors will be able to meet their obligations under the insurance policies or guarantee arrangements. From time to time, the Fund will invest in private mortgage pass-through securities without such insurance or guarantees. Any mortgage-backed securities that are issued by private issuers are likely to have some exposure to subprime loans as well as to the mortgage and credit markets generally. In addition, such securities are not subject to the underwriting requirements for the underlying mortgages that would generally apply to securities that have a government or government-sponsored entity guarantee, thereby increasing their credit risk. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Agreements Risk. Subject to its investment objectives and policies, the Fund will, from time to time, invest in repurchase agreements as a buyer for investment purposes. Repurchase agreements typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell the securities back to the institution at a fixed time in the future. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of the bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (i) possible decline in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights. In addition, the value of the collateral underlying the repurchase agreement will be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund generally seeks to liquidate such collateral. However, the exercise of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Reverse Repurchase Agreements And Dollar Rolls Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreements and Dollar Rolls Risk. The use of reverse repurchase agreements and dollar rolls involve many of the same risks involved in the use of leverage, as the proceeds from reverse repurchase agreements and dollar rolls generally will be invested in additional securities. There is a risk that the market value of the securities acquired in the reverse repurchase agreement or dollar roll will decline below the price of the securities that the Fund has sold but remains obligated to repurchase. In addition, there is a risk that the market value of the securities retained by the Fund will decline. If the buyer of securities under a reverse repurchase agreement or dollar roll were to file for bankruptcy or experience insolvency, the Fund could be adversely affected. Also, in entering into reverse repurchase agreements, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the underlying securities. In addition, due to the interest costs associated with reverse repurchase agreements and dollar roll transactions, the Fund’s NAV will decline, and, in some cases, the Fund could be worse off than if it had not used such instruments.

Swap Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Swap Risk. The Fund, from time to time, invests in credit default swaps, total return swaps, interest rate swaps and other types of swaps. Such transactions are subject to market risk, leverage risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk, operational risk, legal risk and risk of imperfect correlation between the value of such instruments and the underlying assets and could involve commissions or other costs. See “Risk Factors — Derivatives Risk.” The Fund may pay fees or incur costs each time it enters into, amends or terminates a swap agreement. When buying protection under a credit default swap, the risk of market loss with respect to the swap generally is limited to the net amount of payments that the Fund is contractually obligated to make. However, when selling protection under a swap, the risk of loss is often the notional value of the underlying asset, which can result in a loss substantially greater than the amount invested in the swap itself. As a seller, the Fund would be incurring a form of leverage.
The Dodd-Frank Act and related regulatory developments ultimately will require the clearing and exchange-trading of many OTC derivative instruments that the CFTC and SEC defined as “swaps.” Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC determination of contracts for central clearing. The Adviser will continue to monitor these developments, particularly to the extent regulatory changes affect the Fund’s ability to enter into swap agreements.
The swap market has matured in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid; however there is no guarantee that the swap market will continue to provide liquidity, and it could be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. The absence of liquidity could also make it more difficult for the Fund to ascertain a market value for such instruments. The inability to close derivative positions also could have an adverse impact on the Fund’s ability to effectively hedge its portfolio. If the Adviser is incorrect in its forecasts of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. In a total return swap, the Fund pays the counterparty a floating short-term interest rate and receives in exchange the total return of underlying loans or debt securities. The Fund bears the risk of default on the underlying loans or debt securities, based on the notional amount of the swap and, therefore, incurs a form of leverage. The Fund would typically have to post collateral to cover this potential obligation.

Options And Futures Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options and Futures Risk. The Fund will, from time to time, use options and futures contracts and so-called “synthetic” options or other derivatives written by broker-dealers or other permissible financial intermediaries. Options transactions can be effected on securities exchanges or in the OTC market. When options are purchased OTC, the Fund’s portfolio bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options can also be illiquid and, in such cases, the Fund could have difficulty closing out its position. OTC options can also include options on baskets of specific securities. Options and futures also are subject to derivatives risks more generally. See “Risk Factors – Derivatives Risk.”
The Fund will, from time to time, purchase call and put options on specific securities and write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option for American options or only at expiration for European options. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of such an option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security.
The Fund might close out a position when writing options by purchasing an option on the same underlying security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.
Engaging in transactions in futures contracts and options involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract or option at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading can be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.
A market could become unavailable if one or more exchanges were to stop trading options or it could become unavailable with respect to options on a particular underlying security if the exchanges stopped trading options on that security. In addition, a market could become temporarily unavailable if unusual events (e.g., volume exceeds clearing capability) were to interrupt normal exchange operations. If an options market were to become illiquid or otherwise unavailable, an option holder would be able to realize profits or limit losses only by exercising and an options seller or writer would remain obligated until it is assigned an exercise or until the option expires.
If trading is interrupted in an underlying security, the trading of options on that security is usually halted as well. Holders and writers of options will then be unable to close out their positions until options trading resumes, and they could be faced with considerable losses if the security reopens at a substantially different price. Even if options trading is halted, holders of options will generally be able to exercise them. However, if trading has also been halted in the underlying security, option holders face the risk of exercising options without knowing the security’s current market value. If exercises do occur when trading of the underlying security is halted, the party required to deliver the underlying security could be unable to obtain it, which could necessitate a postponed settlement and/or the fixing of cash settlement prices.

Investment Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Companies Risk. The Fund will, from time to time, invest in securities of exchange-traded funds (“ETFs”) and other closed-end funds. Investments in ETFs and closed-end funds are subject to a variety of risks, including all of the risks of a direct investment in the underlying securities that the ETF or closed-end fund holds. ETFs are also subject to certain additional risks, including, without limitation, the risk that their prices might not correlate perfectly with changes in the prices of the underlying securities they are designed to track, and the risk of trading in an ETF halting due to market conditions or other reasons, based on the policies of the exchange upon which the ETF trades. Shares of ETFs and closed-end funds at times trade at a premium or discount to their NAV because the supply and demand in the market for their shares at any point in time might not be identical to the supply and demand in the market for their underlying securities. Some ETFs and closed-end funds are highly leveraged and therefore would subject the Fund to the additional risks associated with leverage. See “Risk Factors — Leverage Risk.” In addition, the Fund will bear, along with other shareholders of an investment company, its pro rata portion of the investment company’s expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund’s expenses, Common Shareholders also indirectly bear similar expenses of an investment company.

Money Market Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Money Market Funds Risk. Money market funds may be subject to the risk that the returns will decline during periods of falling interest rates because money market funds may have to reinvest the proceeds from matured, traded or called debt obligations at interest rates below their current earnings rate. For instance, when interest rates decline, an issuer of debt obligations may exercise an option to redeem securities prior to maturity, thereby forcing the money market fund to invest in lower-yielding securities. A money market fund also may choose to sell higher-yielding portfolio securities and to purchase lower-yielding securities to achieve greater portfolio diversification, because the portfolio manager believes the current holdings are overvalued or for other investment-related reasons. A decline in the returns received by a money market fund from its investments is likely to have an adverse effect on its NAV, yield and total return.

Counterparty And Prime Brokerage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty and Prime Brokerage Risk. Certain Fund investments will be exposed to the credit risk of the counterparties with which, or the dealers, brokers and exchanges through which, the Fund deals, whether in exchange-traded or OTC transactions. Changes in the credit quality of the companies that serve as the Fund’s prime brokers or counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. Certain entities that have served as prime brokers or counterparties in the markets for these transactions have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such hardships have reduced such entities’ capital and called into question their continued ability to perform their obligations under such transactions. By using derivatives, swaps or other transactions, the Fund assumes the risk that its counterparties could experience similar financial hardships.
The Fund is subject to the risk of loss of Fund assets on deposit or being settled or cleared with a broker in the event of the broker’s bankruptcy, the bankruptcy of any clearing broker through which the broker executes and clears transactions on behalf of the Fund, the bankruptcy of an exchange clearing house or the bankruptcy of any other counterparty. If a prime broker or counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund could experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding; if the Fund’s claim is unsecured, the Fund will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. In the case of any such bankruptcy, the Fund might recover, even in respect of property specifically traceable to the Fund, only a pro rata share of all property available for distribution to all of the counterparty’s customers and counterparties. Such an amount could be less than the amounts owed to the Fund. It is possible that the Fund will obtain only a limited recovery or no recovery in such circumstances. Such events would have an adverse effect on the NAV of the Fund. Certain counterparties have general custody of, or title to, the Fund’s assets. The failure of any such counterparty could result in adverse consequences to the NAV of the Fund.

Lender Liability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lender Liability Risk. A number of U.S. judicial decisions have upheld judgments obtained by Borrowers against lending institutions on the basis of various evolving legal theories, collectively termed “lender liability.” Generally, lender liability is founded on the premise that a lender has violated a duty (whether implied or contractual) of good faith, commercial reasonableness and fair dealing, or a similar duty owed to the Borrower or has assumed an excessive degree of control over the Borrower resulting in the creation of a fiduciary duty owed to the Borrower or its other creditors or Common Shareholders. Because of the nature of its investments, the Fund will, from time to time, be subject to allegations of lender liability.
In addition, under common law principles that in some cases form the basis for lender liability claims, if a lender or bondholder (i) intentionally takes an action that results in the undercapitalization of a Borrower to the detriment of other creditors of such Borrower; (ii) engages in other inequitable conduct to the detriment of such other creditors; (iii) engages in fraud with respect to, or makes misrepresentations to, such other creditors; or (iv) uses its influence as a stockholder to dominate or control a Borrower to the detriment of other creditors of such Borrower, a court might elect to subordinate the claim of the offending lender or bondholder to the claims of the disadvantaged creditor or creditors, a remedy called “equitable subordination.” Because affiliates of, or persons related to, the Adviser will, at times, hold equity or other interests in obligors of the Fund, the Fund could be exposed to claims for equitable subordination or lender liability or both based on such equity or other holdings.

Borrower Fraud; Covenant-Lite Loans; Breach Of Covenant Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrower Fraud; Covenant-Lite Loans; Breach of Covenant. The Fund seeks to obtain structural, covenant and other contractual protections with respect to the terms of its investments as determined appropriate under the circumstances. There can be no assurance that such attempts to provide downside protection with respect to its investments will achieve their desired effect and potential investors should regard an investment in the Fund as being speculative and having a high degree of risk. Some of the loans that the Fund originates or acquires could be “covenant-lite” loans, which possess fewer covenants that protect lenders than other loans or no such covenants whatsoever. Investments in covenant-lite loans will be particularly sensitive to the risks associated with loan investments. The Fund can invest without limit in covenant-lite loans. Of paramount concern in originating or acquiring the financing contemplated by the Fund is the possibility of material misrepresentation or omission on the part of borrower or other credit support providers or breach of covenant by such parties. Such inaccuracy or incompleteness or breach of covenants could adversely affect the valuation of the collateral underlying the loans or the ability of the Fund to perfect or effectuate a lien on the collateral securing the loan or otherwise realize on the investment. The Fund relies upon the accuracy and completeness of representations made by borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness.

Distressed Debt, Litigation, Bankruptcy And Other Proceedings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distressed Debt, Litigation, Bankruptcy and Other Proceedings. The Fund will, from time to time, be invested in debt securities and other obligations of companies that are experiencing significant financial or business distress. Investments in distressed securities involve a material risk of involving the Fund in a related litigation. Such litigation can be time-consuming and expensive, and can frequently lead to unpredicted delays or losses. Litigation expenses, including payments pursuant to settlements or judgments, generally will be borne by the Fund.
From time to time, the Adviser will make investments for the Fund in companies involved in bankruptcy proceedings. There are a number of significant risks when investing in companies involved in bankruptcy proceedings, and many events in a bankruptcy are the product of contested matters and adversary proceedings which are beyond the control of the creditors. A bankruptcy filing could have adverse and permanent effects on a company. Further, if the proceeding is converted to a liquidation, the liquidation value of the company might not equal the liquidation value that was believed to exist at the time of the investment. In addition, the duration of a bankruptcy proceeding is difficult to predict. A creditor’s return on investment can be impacted adversely by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court, and until it ultimately becomes effective. Certain claims, such as claims for taxes, wages and certain trade claims, could have priority by law over the claims of certain creditors and administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors.
Certain investments of the Fund could be subject to federal bankruptcy law and state fraudulent transfer laws, which vary from state to state, if the debt obligations relating to such investments were issued with the intent of hindering, delaying or defrauding creditors or, in certain circumstances, if the issuer receives less than reasonably equivalent value or fair consideration in return for issuing such debt obligations. If the debt is used for a buyout of shareholders, this risk is greater than if the debt proceeds are used for day-to-day operations or organic growth. If a court were to find that the issuance of the debt obligations was a fraudulent transfer or conveyance, the court could void or otherwise refuse to recognize the payment obligations under the debt obligations or the collateral supporting such obligations, further subordinate the debt obligations or the liens supporting such obligations to other existing and future indebtedness of the issuer or require the Fund to repay any amounts received by it with respect to the debt obligations or collateral. In the event of a finding that a fraudulent transfer or conveyance occurred, the Fund might not receive any repayment on the debt obligations.
Under certain circumstances, payments to the Fund could be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, investments in restructurings could be adversely affected by statutes relating to, among other things, fraudulent conveyances, voidable preferences, lender liability and the court’s discretionary power to disallow, subordinate or disenfranchise particular claims or recharacterize investments made in the form of debt as equity contributions.
Under Title 11 of the United States Code, as amended (the “Bankruptcy Code”), a lender that has inappropriately exercised control of the management and policies of a company that is a debtor under the Bankruptcy Code could have its claims against the company subordinated or disallowed or could be found liable for damages suffered by parties as a result of such actions. Such claims could also be disallowed or subordinated to the claims of other creditors if the lender (e.g., the Fund) (i) is found to have engaged in other inequitable conduct resulting in harm to other parties, (ii) intentionally takes action that results in the undercapitalization of a borrower, (iii) engages in fraud with respect to, or makes misrepresentations to other creditors, or (iv) uses its influence as a shareholder to dominate or control a borrower to the detriment of other creditors of such borrower. The lender’s investment could also be recharacterized or treated as equity if it is deemed to be a contribution to capital, or if the lender attempts to control the outcome of the business affairs of a company prior to its filing under the Bankruptcy Code. While the Fund attempts to avoid taking the types of action that would lead to the subordination, disallowance and liability described above, there can be no assurance that such claims will not be asserted or that the Fund will be able successfully to defend against them.
From time to time, the Fund seeks to place its representatives on the boards of certain companies in which the Fund has invested. The Fund could also invest in companies in which KKR and/or other KKR clients or accounts will have representatives on the boards of such companies. While such representation could enable the Fund to enhance the sale value of its debt investments in a company, such involvement (and/or an equity stake by the Fund, KKR or other KKR clients or accounts in such company) could also prevent the Fund from freely disposing of its debt investments and could subject the Fund to additional liability or result in recharacterization of the Fund’s debt investments as equity. The Fund attempts to balance the advantages and disadvantages of such representation when deciding whether and how to exercise its rights with respect to such companies, but the exercise of such rights could produce adverse consequences in particular situations.
Insofar as the Fund’s portfolio includes obligations of non-U.S. obligors, the laws of certain foreign jurisdictions could provide for avoidance remedies under factual circumstances similar to those described above or under different circumstances, with consequences that might or might not be analogous to those described above under U.S. federal or state laws. Changes in bankruptcy laws (including U.S. federal and state laws and applicable non-U.S. laws) could adversely impact the Fund’s securities.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that can be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles its holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics; and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also could have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income instrument. Generally, the amount of the premium decreases as the convertible security approaches maturity. Although under normal market conditions longer-term convertible debt securities have greater yields than do shorter-term convertible debt securities of similar quality, they are subject to greater price fluctuations.

When-Issued Securities And Forward Commitments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
When-Issued Securities and Forward Commitments. From time to time, the Fund will purchase securities on a “forward commitment” or “when-issued” basis (meaning securities are purchased or sold with payment and delivery taking place in the future) in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. However, the return on a comparable security when the transaction is consummated could vary from the return on the security at the time that the forward commitment or when-issued transaction was made. From the time of entering into the transaction until delivery and payment is made at a later date, the securities that are the subject of the transaction are subject to market fluctuations. In forward commitment or when-issued transactions, if the seller or buyer, as the case may be, fails to consummate the transaction, the counterparty could miss the opportunity of obtaining a price or yield considered to be advantageous. Forward commitment or when-issued transactions can occur a month or more before delivery is due. However, no payment or delivery is made until payment is received or delivery is made from the other party to the transaction.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk. From time to time, the Fund may invest in or hold common stock and other equity securities. The value of equity securities, including common stock, preferred stock and convertible stock, will fluctuate in response to factors affecting the particular company, as well as broader market and economic conditions. Prices of equity securities fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders and are likely to have varying types of priority over holders of preferred and convertible stock. These risks could increase fluctuations in the Fund’s NAV. If the Fund’s investments in equity securities are incidental to the Fund’s investments in loans or fixed-income instruments, the Fund frequently could possess material non-public information about a Borrower or issuer as a result of its ownership of a loan or fixed-income instrument of a Borrower or issuer. Because of prohibitions on trading in securities while in possession of material non-public information, the Fund might be unable to enter into a transaction in a security of the Borrower or issuer when it would otherwise be advantageous to do so.

U.S. Government Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Debt Securities Risk. U.S. government debt securities generally do not involve the credit risks associated with investments in other types of debt securities, although, as a result, the yields available from U.S. government debt securities are generally lower than the yields available from other securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the
Fund’s NAV. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund will for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. In 2008, the Federal Housing Finance Agency (“FHFA”) placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) into conservatorship. As conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remains liable for all of its respective obligations, including guaranty obligations, associated with its mortgage-backed securities. There is no assurance that the obligations of such entities will be satisfied in full, or that such obligations will not lose value or default. Any Fund investments issued by Federal Home Loan Banks and Fannie Mae could ultimately lose value.

Non-U.S. Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Securities Risk. The Fund invests in securities or other instruments, including secured loans and unsecured loans, of non-U.S. issuers or Borrowers. Such investments involve certain factors not typically associated with investing in the United States or other developed countries, including risks relating to: (i) differences between U.S. and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets; the absence of uniform accounting, auditing and financial reporting standards, practices, and disclosure requirements; and less government supervision and regulation; (ii) other differences in law and regulation, including fewer investor protections, less stringent fiduciary duties, less developed bankruptcy laws and difficulty in enforcing contractual obligations; (iii) certain economic and political risks, including potential economic, political or social instability; exchange control regulations; restrictions on foreign investment and repatriation of capital (possibly requiring government approval); expropriation or confiscatory taxation; higher rates of inflation; and reliance on a more limited number of commodity inputs, service providers, and/or distribution mechanisms; and (iv) the possible imposition of foreign taxes on income and gains recognized with respect to securities and other assets. Economic sanctions and other similar governmental actions or developments could, among other things, restrict or eliminate the Fund’s ability to purchase or sell certain non-U.S. securities or other instruments, and the Fund may be forced to sell or otherwise dispose of non-U.S. securities or other instruments at inopportune times or prices. Because non-U.S. securities could trade on days when the Fund’s common shares are not priced, the Fund’s NAV could change at times when common shares cannot be sold.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Risk. Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities set forth above can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less developed legal systems; and less reliable custodial services and settlement practices. Investing in securities of companies in emerging markets also entails risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and the repatriation of capital invested. Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size generally causes prices to be unduly influenced by traders who control large positions.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risk. Investments made by the Fund, and the income received by the Fund with respect to such investments, will, from time to time, be denominated in various non-U.S. currencies. However, the books of the Fund are maintained in U.S. dollars. Accordingly, changes in currency values could adversely affect the U.S. dollar value of portfolio investments, interest and other revenue streams received by the Fund, gains and losses realized on the sale of portfolio investments, and the amount of distributions, if any, made by the Fund. In addition, the Fund will incur costs in converting investment proceeds from one currency to another. The Fund will, from time to time, enter into derivative transactions designed to reduce such currency risks. Furthermore, the portfolio companies in which the Fund invests are subject to risks relating to changes in currency values, as described above. If a portfolio company suffers adverse consequences as a result of such changes, the Fund could also be adversely affected as a result.

Eurozone Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Eurozone Risk. The Fund will, from time to time, invest in European companies and companies that have operations that are affected by the Eurozone economy. For example, concerns regarding the sovereign debt of various Eurozone countries and proposals for investors to incur substantial write-downs and reductions in the face value of certain countries’ sovereign debt have given rise to new concerns about sovereign defaults, following the vote by the United Kingdom (“UK”) to leave the European Union (“EU”). Sovereign debt defaults and EU and/or Eurozone exits, generally, could have material adverse effects on investments by the Fund in European companies, including but not limited to the availability of credit to support such companies’ financing needs, uncertainty and disruption in relation to financing, customer and supply contracts denominated in the Euro and wider economic disruption in markets served by those companies, while austerity and other measures introduced in order to limit or contain these issues could themselves lead to economic contraction and resulting adverse effects for the Fund. It is possible that a number of the Fund’s securities will be denominated in the Euro. Legal uncertainty about the funding of Euro denominated obligations following any breakup or exits from the Eurozone (particularly in the case of investments in companies in affected countries) could also have material adverse effects on the Fund.
On June 23, 2016, the UK voted, via referendum, to exit from the EU. On January 31, 2020, the UK officially withdrew from the EU (commonly referred to as “Brexit”). On December 24, 2020, the UK and EU announced a preliminary trade agreement and security deal, which took effect on January 1, 2021. Brexit could impact the Fund and its investments (and their underlying issuers) in a variety of ways, not all of which are currently readily apparent. The UK, EU and broader global economy may experience substantial volatility in foreign exchange markets and a sustained weakness in the British pound’s exchange rate against the United States dollar, the euro and other currencies, which may impact Fund returns. The Fund will, from time to time, invest in portfolio companies and other issuers with significant operations and/or assets in the UK, any of which could be adversely impacted by any new legal, tax and regulatory environment, whether by increased costs or impediments to the implementation of their business plan. Such events could result from, among other things, increased uncertainty and volatility in financial markets; fluctuations in asset values; fluctuations in exchange rates; decreased liquidity of investments located, traded or listed within the UK, the EU or elsewhere; and/or changes in legal and regulatory regimes to which Fund investments are or become subject. There is still significant uncertainty regarding the potential consequences of Brexit.
Brexit also may cause additional member states to contemplate departing from the EU, which would likely perpetuate political and economic instability in the region and cause additional market disruption in global financial markets. The effects on the UK, European and global economies of the exit of the UK (and/or other EU members) from the EU, or the exit of other EU members from the European monetary area and/or the redenomination of financial instruments from the Euro to a different currency, are difficult to predict and to protect fully against. Many of the foregoing risks are outside of the control of the Fund and the Adviser. These risks could affect the Fund, the Adviser and other service providers given economic, political and regulatory uncertainty created by Brexit.

European Market Infrastructure Regulation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
European Market Infrastructure Regulation. The Fund may enter into OTC derivative contracts for hedging purposes. European Market Infrastructure Regulation (“EMIR”) establishes certain requirements for OTC derivatives contracts, including mandatory clearing obligations, bilateral risk management requirements and reporting requirements. Although not all the regulatory technical standards specifying the risk management procedures, including the levels and type of collateral and segregation arrangements, required to give effect to EMIR have been finalized and it is therefore not possible to be definitive, investors should be aware that certain provisions of EMIR impose obligations on the Fund in relation to its transaction of OTC derivative contracts.

LIBOR Replacement And Floating Rate Benchmark Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
LIBOR Replacement and Floating Rate Benchmark Risk. The London Interbank Offered Rate (“LIBOR”) was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis, all such synthetic LIBOR settings are expected to be discontinued by September 30, 2024. When publication of applicable synthetic LIBOR settings ceases, any still outstanding loans, notes, derivatives and other instruments or investments using such setting of synthetic LIBOR are expected to transition to alternative floating rate benchmarks. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. As a result of legislative mechanisms and industry-wide efforts to replace LIBOR with alternative floating-rate benchmarks, LIBOR has been replaced in many loans, notes, derivatives and other instruments or investments. Certain instruments in which the Fund invests may continue to pay interest at floating rates based on synthetic LIBOR or are subject to interest caps or floors based on synthetic LIBOR. The Fund and/or certain issuers of instruments in which the Fund invests may have also obtained financing at floating rates based on synthetic LIBOR. Certain derivative instruments utilized by the Fund and/or issuers of instruments in which the Fund invests may also continue to reference synthetic LIBOR. It is possible that the Fund will also utilize leverage or borrowings which continue to be based on synthetic LIBOR. As a result, synthetic LIBOR may be relevant to, and directly affect, the Fund’s performance.
While some instruments contemplated a scenario where LIBOR is no longer available by providing for an alternative rate setting methodology, not all instruments had such provisions. Instruments that included robust fallback provisions to facilitate the transition from LIBOR to an alternative floating rate benchmark may have also included adjustments that do not adequately compensate the holder for the different characteristics of the alternative reference rate. The result may be that the fallback provision resulted in a value transfer from one party to the instrument to the counterparty. Additionally, because such provisions may differ across instruments (e.g., hedges versus cash positions hedged), LIBOR’s replacement may give rise to basis risk and render hedges less effective. In many cases, in the event that an instrument falls back to an alternative floating rate benchmark, including the Secured Overnight Financing Rate (“SOFR”) or any reference rate based on SOFR, the alternative reference rate will not perform the same as LIBOR because the alternative reference rates do not include a credit sensitive component in the calculation of the rate. SOFR is based on a secured lending markets in U.S. government securities and does not reflect credit risk in the inter- bank lending market in the way that LIBOR did.
										Although the transition process away from LIBOR has become generally well-defined, there remains uncertainty regarding the nature of alternative floating rate benchmarks, the continued utilization of synthetic LIBOR and the remaining work to be done in connection with the LIBOR transition. LIBOR’s replacement could lead to significant short-term and long-term uncertainty and market instability. Developments around LIBOR’s replacement or the adoption of alternative floating rate benchmarks, including SOFR and reference rates based on SOFR, could negatively impact financial markets in general and present heightened risks, including with respect to the Fund’s investments. No single alternative floating rate benchmark has replaced LIBOR and neither synthetic LIBOR nor any alternative floating rate benchmarks (including SOFR and reference rates based on SOFR) perform in the same way that LIBOR did, which may further impact the Fund’s investments. As a result of this uncertainty and developments relating to the transition process, the Fund and its investments may be adversely affected.
Legal And Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Legal and Regulatory Risk. Legal and regulatory changes could occur that would materially adversely affect the Fund. The regulation of the U.S. and non-U.S. securities and futures markets and investment funds such as the Fund has undergone substantial change in recent years, and such change could continue.
For example, the Dodd-Frank Act and the rules that have been or will be promulgated thereunder by relevant regulators could negatively impact the ability of the Fund to meet its investment objectives either through limits or requirements imposed on it or upon its counterparties. It is unknown in what form, when and in what order significant regulatory initiatives will be implemented or the impact any such implemented regulations will have on the Fund, the markets or instruments in which the Fund invests or the counterparties with which the Fund conducts business. The effect of regulatory change on the Fund, while impossible to predict, could be substantial, adverse and potentially limit or completely restrict the ability of the Fund to implement its investment strategy or increase the costs of using certain instruments or make them less effective. In addition, the practice of short selling has been the subject of numerous temporary restrictions, and similar restrictions could be promulgated at any time. Such restrictions could adversely affect the returns of the Fund.

OFAC And FCPA Considerations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
OFAC and FCPA Considerations. Economic sanction laws in the United States and other jurisdictions may prohibit the Adviser, its affiliates or the Fund from transacting with certain countries, individuals and companies. In the United States, the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) administers and enforces laws, executive orders and regulations establishing U.S. economic and trade sanctions, which prohibit, among other things, transactions with, and the provision of services to, certain non-U.S. countries, territories, entities and individuals. These types of sanctions may significantly restrict or completely prohibit investment activities in certain jurisdictions, and if the Fund, its portfolio companies or other issuers in which it invests were to violate any such laws or regulations, it may face significant legal and monetary penalties.
The U.S. Foreign Corrupt Practices Act (“FCPA”) and other anti-corruption laws and regulations, as well as anti- boycott regulations, may also apply to and restrict the activities of the Fund, their portfolio companies and other issuers of their investments. If an issuer or the Fund were to violate any such laws or regulations, such issuer or the Fund may face significant legal and monetary penalties. The U.S. government has indicated that it is particularly focused on FCPA enforcement, which may increase the risk that an issuer or the Fund becomes the subject of such actual or threatened enforcement. In addition, certain commentators have suggested that private investment firms and the funds that they manage, such as the Fund, may face increased scrutiny and/or liability with respect to the activities of their underlying portfolio companies. As such, a violation of the FCPA or other applicable regulations by the Fund or an issuer of the Fund’s portfolio investments could have a material adverse effect on the Fund. The Adviser and its affiliates and the Fund are committed to complying with the FCPA and other anti-corruption laws and regulations, as well as anti-boycott regulations, to which they are subject. As a result, the Fund may be adversely affected because of its unwillingness to enter into transactions that violate any such laws or regulations.

Event Driven Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Event Driven Investing. The Fund will, from time to time, invest in companies in expectation of a specific event or catalyst, which could be external (e.g., a macro event impacting relevant markets) or an event that is idiosyncratic to the company (e.g., a future capital markets event). Such event-driven investing requires the investor to make predictions about (i) the likelihood that an event will occur and (ii) the impact such event will have on the value of the Fund’s investment in the relevant company. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies or completion of asset dispositions or debt reduction programs by a company might not be valued as highly by the market as the Adviser had anticipated, resulting in losses. In addition, a company could announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors. In liquidations and other forms of corporate reorganization, the risk exists that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price to the Fund of the investment in respect of which such distribution was made.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk. Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for loans or fixed-income instruments to trade. Loans and fixed-income instruments generally trade on an OTC market which could be anywhere in the world where the buyer and seller can settle on a price. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments generally carries more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes could lead to inaccurate asset pricing. In addition, other market participants value securities differently than the Fund. As a result, the Fund will, from time to time, be subject to the risk that when a loan or fixed-income instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk. The Fund intends to invest without limit in securities that, at the time of investment, are illiquid. The Fund, from time to time, also invests in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities.
Illiquid and restricted securities can be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which could adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets, and the Adviser’s judgment will play a greater role in the valuation process. Investment of the Fund’s assets in illiquid and restricted securities could restrict the Fund’s ability to take advantage of market opportunities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, could have to cause such security to be registered. A considerable period could elapse between the time the decision is made to sell the security and the time the security is registered, thereby enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.
Some loans and fixed-income instruments are not readily marketable and could be subject to restrictions on resale. Loans and fixed-income instruments might not be listed on any national securities exchange and no active trading market might exist for certain of the loans and fixed-income instruments in which the Fund invests. Where a secondary market exists, the market for some loans and fixed-income instruments could be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. In addition, events occurring subsequent to an investment by the Fund, including, for example, withdrawals, changes in market, political or other relevant circumstances, could cause some loans and fixed-income instruments that were liquid at the time of acquisition to become illiquid or otherwise cause the Fund’s concentration in illiquid investments to increase.

Inflation/Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation/Deflation Risk. Inflation risk is the risk that the intrinsic value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions on the common shares can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to Common Shareholders.
Deflation risk is the risk that prices throughout the economy decline over time — the opposite of inflation. Deflation could have an adverse effect on the creditworthiness of issuers and could make issuer defaults more likely, which could result in a decline in the value of the Fund’s portfolio.

Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conflicts of Interest Risk. The Adviser will experience conflicts of interest in connection with the management of the Fund, relating to the allocation of the Adviser’s time and resources between the Fund and other investment activities; the allocation of investment opportunities by the Adviser and its affiliates; compensation to the Adviser; services provided by the Adviser and its affiliates to issuers in which the Fund invests; investments by the Fund and other clients of the Adviser, subject to the limitations of the 1940 Act; the formation of additional investment funds by the Adviser; differing recommendations given by the Adviser to the Fund versus other clients; and the Adviser’s use of information gained from issuers in the Fund’s portfolio to aid investments by other clients, subject to applicable law.
In addition, the Adviser’s investment professionals will, from time to time, acquire confidential or material, non-public information concerning an entity in which the Fund has invested, or propose to invest, and the possession of such information generally will limit the Adviser’s ability to buy or sell particular securities of such entity on behalf of the Fund, thereby limiting the investment opportunities or exit strategies available to the Fund.
In addition, holdings in the securities of an issuer by the Adviser or its affiliates will affect the ability of the Fund to make certain acquisitions of, or enter into certain transactions with, such issuer. From time to time, broker- dealers and investment advisers affiliated with the Adviser will also acquire confidential or material non-public information concerning entities in which the Fund has invested or proposes to invest, which could restrict the Adviser’s ability to buy or sell (or otherwise transact in) securities of such entities, thus limiting investment opportunities or exit strategies available to the Fund.

Uncertain Tax Treatment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Uncertain Tax Treatment. The Fund will, from time to time, invest a portion of its net assets in below investment grade instruments. Investments in these types of instruments present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund will cease to accrue interest, original issue discount (“OID”) or market discount, when and to what extent deductions can be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other matters are addressed by the Fund to the extent necessary in order to seek to ensure that it distributes sufficient income to ensure that it does not become subject to U.S. federal income or excise tax.

Complex Transactions/Contingent Liabilities/Guarantees And Indemnities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Complex Transactions/Contingent Liabilities/Guarantees and Indemnities. The Adviser pursues certain complex investment opportunities for the Fund, which could involve substantial business, regulatory or legal complexity. Such complexity presents risks, as such transactions can be more difficult, expensive and time-consuming to finance and execute; it can be more difficult to manage or realize value from the assets acquired in such transactions; and such transactions sometimes entail a higher level of regulatory scrutiny or a greater risk of contingent liabilities. Additionally, in connection with certain transactions, the Fund is required to make representations about the business and financial affairs of a portfolio company, provide guarantees in respect of payments by portfolio companies and other third parties and provide indemnities against losses caused by portfolio companies and other third parties. The Fund will, from time to time, also be required to indemnify the purchasers of such investment to the extent that any such representations are inaccurate. These arrangements could result in the incurrence of contingent liabilities by the Fund, even after the disposition of an investment and ultimately in material losses.

Availability Of Investment Opportunities; Competition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Availability of Investment Opportunities; Competition. The activity of identifying, completing and realizing the types of investment opportunities targeted by the Adviser for the Fund is highly competitive and involves a significant degree of uncertainty.
The Fund competes for investment opportunities with other investment companies and private investment vehicles, as well as the public debt markets, individuals and financial institutions, including investment banks, commercial banks and insurance companies, business development companies, strategic industry acquirers, hedge funds and other institutional investors, investing directly or through affiliates. Over the past several years, a number of such investment vehicles have been formed (and many such existing entities have grown in size). Additional entities with similar investment objectives could be formed in the future by other unrelated parties. It is possible that competition for appropriate investment opportunities could increase, thus reducing the number of opportunities available to the Fund. Such supply-side competition could adversely affect the terms upon which investments can be made by the Fund. Moreover, transaction sponsors unaffiliated with the Fund or KKR could be reluctant to present investment opportunities to the Fund because of its affiliation with KKR. There can be no assurance that the Adviser will be able to locate and complete investments which satisfy the Fund’s primary investment objectives or to realize upon their values.

Dependence On Key Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Dependence on Key Personnel Risk. The Adviser depends on the efforts, skills, reputations and business contacts of its key personnel, the information and deal flow they and others generate during the normal course of their activities and the synergies among the diverse fields of expertise and knowledge held by the Adviser’s professionals. The loss of the services of any of them could have a material adverse effect on the Fund and could harm the Adviser’s ability to manage the Fund.
The Adviser’s principals and other key personnel possess substantial experience and expertise and have strong business relationships with members of the business community. The loss of these personnel could jeopardize the Adviser’s relationships with members of the business community and could result in fewer investment opportunities for the Fund. For example, if any of the Adviser’s principals were to join or form a competing firm, the Fund’s results and financial condition could suffer.

Material Risks Of Significant Methods Of Analysis [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Material Risks of Significant Methods of Analysis. The Adviser seeks to conduct reasonable and appropriate due diligence based on the facts and circumstances applicable to each investment. When conducting due diligence and making an assessment regarding an investment for the Fund, the Adviser relies on available resources, including information provided by the target of the investment and, in some circumstances, third-party investigations. As a result, the due diligence process can at times be subjective with respect to companies for which only limited information is available. Accordingly, the Adviser cannot be certain that due diligence investigations with respect to any investment opportunity for the Fund will reveal or highlight all relevant facts (including fraud) that could be necessary or helpful in evaluating such investment opportunity, or that its due diligence investigations will result in investments for the Fund being successful. There can be no assurance that the projected results of an investment opportunity will be achieved for the Fund, and actual results could vary significantly from the projections. General economic, natural, and other conditions, which are not predictable, can have an adverse impact on the reliability of such projections. Assumptions or projections about asset lives; the stability, growth, or predictability of costs; demand; or revenues generated by an investment or other factors associated therewith could, due to various risks and uncertainties including those described herein, differ materially from actual results.

Market Developments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Developments. Periods of market volatility remain, and could continue to occur in the future, in response to various political, social and economic events both within and outside of the United States. Instability in the credit markets could make it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. In particular, because of volatile conditions in the credit markets, issuers of debt securities could be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue.
For example, certain Borrowers could, due to macroeconomic conditions, be unable to repay secured loans. A Borrower’s failure to satisfy financial or operating covenants imposed by lenders could lead to defaults and, potentially, termination of the secured loans and foreclosure on its secured assets, which could trigger cross- defaults under other agreements and jeopardize the Borrower’s ability to meet its obligations under its debt securities. The Fund will, from time to time, incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting Borrower. In addition, if one of the Borrowers were to commence bankruptcy proceedings, even though the Fund will have structured its interest as senior debt, depending on the facts and circumstances, a bankruptcy court might recharacterize the Fund’s debt holding and subordinate all or a portion of its claim to that of other creditors. Adverse economic conditions also could decrease the value of collateral securing some of the Fund’s loans and the value of its equity investments. A recession could lead to financial losses in our portfolio and a decrease in revenues, net income and the value of the Fund’s assets.
These developments could increase the volatility of the value of securities owned by the Fund. These developments also could make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis. These developments could adversely affect the ability of the Fund to use leverage for investment purposes and increase the cost of such leverage, which would reduce returns to the holders of common shares. These developments also could adversely affect the broader economy, which in turn could adversely affect the ability of issuers of securities owned by the Fund to make payments of principal and interest when due, leading to lower credit ratings of the issuer and increased defaults by the issuer. Such developments could, in turn, reduce the value of securities owned by the Fund and adversely affect the NAV and market price of the Fund’s common shares.

Market Disruptions From Natural Disasters Or Geopolitical Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruptions from Natural Disasters or Geopolitical Risks. Political instability, epidemics of infectious diseases in certain parts of the world, war, terrorist attacks in the United States and around the world, natural disasters, social and political discord, debt crises (such as the Greek crisis), sovereign debt downgrades, or the exit or potential exit of one or more countries from the EU (such as the UK) or the European Economic and Monetary Union, among others, could result in market volatility, could have long term effects on the United States and worldwide financial markets, and could cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of natural disasters or geopolitical events in the future on the economy and securities markets.

Government Intervention In The Financial Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Government Intervention in the Financial Markets. During the global financial crisis, the U.S. government took a number of actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The U.S. government took certain similar actions during the COVID-19 outbreak. Federal, state, and other governments, their regulatory agencies or self-regulatory organizations could take additional actions that affect the regulation of the securities or Structured Products in which the Fund invests, or the issuers of such securities or Structured Products, in ways that are unforeseeable. Borrowers under secured loans held by the Fund could seek protection under the bankruptcy laws. Legislation or regulation could also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objectives. The Adviser monitors developments and seeks to manage the Fund’s portfolio in a manner consistent with achieving the Fund’s investment objectives, but there can be no assurance that it will be successful in doing so.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Portfolio Turnover Risk. The Fund’s annual portfolio turnover rate could vary greatly from year to year, as well as within a given year. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover could result in the realization of net short-term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. A high portfolio turnover could increase the Fund’s current and accumulated earnings and profits, resulting in a greater portion of the Fund’s distributions being treated as a dividend to the Common Shareholders. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund.

Anti-Takeover Provisions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions. The Fund’s Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could deprive the holders of common shares of opportunities to sell their common shares at a premium over the then current market price of the common shares or at NAV.

Duration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Duration Risk. Duration is the sensitivity, expressed in years, of the price of a fixed income security to changes in the general level of interest rates (or yields). Securities with longer durations tend to be more sensitive to interest rate (or yield) changes than securities with shorter durations. Duration differs from maturity in that it considers potential changes to interest rates, a security’s coupon payments, yield, price and par value and call features, in addition to the amount of time until the security matures. The duration of a security will be expected to change over time with changes in market factors and time to maturity.

Risks Relating To Fund’s RIC Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to Fund’s RIC Status. To qualify and remain eligible for the special tax treatment accorded to regulated investment companies (“RICs”) and their shareholders under the Internal Revenue Code (the “Code”), the Fund must meet certain source-of-income, asset diversification and annual distribution requirements. Very generally, in order to qualify as a RIC, the Fund must derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in stock or other securities and currencies. The Fund must also meet certain asset diversification requirements at the end of each quarter of each of its taxable years. Failure to meet these diversification requirements on the last day of a quarter could result in the Fund having to dispose of certain investments quickly in order to prevent the loss of RIC status. Any such dispositions could be made at disadvantageous prices or times and could result in substantial losses to the Fund. In addition, in order to be eligible for the special tax treatment accorded RICs, the Fund must meet the annual distribution requirement, requiring it to distribute with respect to each taxable year at least 90% of the sum of its “investment company taxable income” (generally its taxable ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and its net tax-exempt income (if any) to its shareholders. If the Fund fails to qualify as a RIC for any reason and becomes subject to corporate tax, the resulting corporate taxes could substantially reduce its net assets, the amount of income available for distribution and the amount of its distributions. Such a failure would have a material adverse effect on the Fund and its Common Shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions in order to re-qualify as a RIC.

RIC-Related Risks Of Investments Generating Non-Cash Taxable Income [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
RIC-Related Risks of Investments Generating Non-Cash Taxable Income. Certain of the Fund’s investments require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund invests in loans and other debt obligations that will be treated as having “market discount” and/or OID for U.S. federal income tax purposes. Because the Fund will, from time to time, be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund will have difficulty satisfying the annual distribution requirements applicable to RICs and avoiding Fund-level U.S. federal income and/or excise taxes in such circumstances. Accordingly, the Fund will, from time to time, be required to sell assets, including at potentially disadvantageous times or prices, borrow, raise additional equity capital, make taxable distributions of its common shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund will, from time to time, realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, its Common Shareholders could receive larger capital gain distributions than they would in the absence of such transactions.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity. Increased reliance on internet-based programs and applications to conduct transactions and store data creates growing operational and security risks. Targeted cyber-attacks or accidental events can lead to breaches in computer and data systems security, and subsequent unauthorized access to sensitive transactional and personal information held or maintained by KKR, its affiliates, and third-party service providers or counterparties. Any breaches that occur could result in a failure to maintain the security, confidentiality, or privacy of sensitive data, including personal information relating to investors and the beneficial owners of investors, and could lead to theft, data corruption, or overall disruption in operational systems. Criminals could use data taken in breaches in identity theft, obtaining loans or payments under false identities and other crimes that have the potential to affect the value of assets in which the Fund invests. These risks have the potential to disrupt KKR’s ability to engage in transactions, cause direct financial loss and reputational damage or lead to violations of applicable laws related to data and privacy protection and consumer protection. Cybersecurity risks also necessitate ongoing prevention and compliance costs.

Misconduct Of Employees And Of Third-Party Service Providers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Misconduct of Employees and of Third-Party Service Providers. Misconduct by employees of the Adviser or by third-party service providers could cause significant losses to the Fund. Employee misconduct may include binding the Fund to transactions that exceed authorized limits or present unacceptable risks and unauthorized investment activities or concealing unsuccessful investment activities (which, in either case, may result in unknown and unmanaged risks or losses). Losses could also result from actions by third-party service providers, including, without limitation, failing to recognize trades and misappropriating assets. In addition, employees and third-party service providers may improperly use or disclose confidential information, which could result in litigation or serious financial harm, including limiting the Fund’s business prospects or future marketing activities. No assurances can be given that the due diligence performed by the Adviser will identify or prevent any such misconduct.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk. The Fund’s investments expose the Fund to interest rate risks, meaning that changes in prevailing market interest rates could negatively affect the value of such investments. Factors that can affect market interest rates include, without limitation, inflation, slow or stagnant economic growth or recession, unemployment, money supply, governmental monetary policies, international disorders and instability in U.S. and non-U.S. financial markets. The Fund expects that it will periodically experience imbalances in the interest rate sensitivities of its assets and liabilities and the relationships of various interest rates to each other. In a changing interest rate environment, the Adviser might not be able to manage this risk effectively. If the Adviser is unable to manage interest rate risk effectively, the Fund’s performance could be adversely affected.

Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 155,362,318				$ 122,403,850				$ 134,035,260	$ 155,362,318	$ 122,403,850	$ 134,035,260	$ 134,734,849	$ 100,878,946	$ 158,040,632	$ 117,742,123	$ 103,015,444	$ 115,500,000	$ 118,000,000
Senior Securities Coverage per Unit	$ 3,525				$ 3,480				$ 3,919	$ 3,525	$ 3,480	$ 3,919	$ 3,615	$ 4,635	$ 3,218	$ 3,381	$ 3,616	$ 3,260	$ 3,453
Senior Securities, Note [Text Block]										Asset covered per $1,000 of debt is calculated by subtracting the Fund’s liabilities and indebtedness not representing senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding, and multiplying the result by 1,000.
Series A Mandatorily Redeemable Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 50,000,000				$ 50,000,000				$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000	$ 50,000,000
Senior Securities Coverage per Unit	$ 67				$ 62				$ 71	$ 67	$ 62	$ 71	$ 66	$ 77
Preferred Stock Liquidating Preference	$ 25				$ 25				$ 25	25	25	25	25	25
Senior Securities Average Market Value per Unit										$ 25	$ 25	$ 25	$ 25	$ 25
Senior Securities, Note [Text Block]										Asset coverage ratio for a class of senior securities representing stock is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding, plus the aggregate of the involuntary liquidation preference of senior securities representing stock. With respect to the MRPS, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding MRPS (based on a per share liquidation preference of $25).
Senior Securities Averaging Method, Note [Text Block]										The liquidation value per unit approximates the market value of the MRPS.